Remuneration of key management (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Personnel Disclosure [Abstract]
Schedule of remuneration of group leadership team	The amounts below represent each member’s time on the
Group Leadership Team.

EURm	2025	2024	2023
Short-term benefits	22	14	13
Post-employment benefits(1)	1	1	1
Share-based payments	17	12	13
Termination benefits(2)	13	4	—
Total	53	31	27
(1)The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.
(2)Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Schedule of remuneration of president and CEO

	2025		2024	2023
EUR	Justin Hotard, from 1 April	Pekka Lundmark, until 31 March	Pekka Lundmark	Pekka Lundmark
Base salary	1 057 875	352 625	1 410 500	1 322 750
Cash incentive payments	1 703 840	567 947	1 824 834	1 079 695
Share-based payment expenses(1)	3 907 501	979 128	3 117 360	5 041 885
Pension expenses	490 275	39 291	310 937	422 274
Other benefits(2)	3 584 877	5 239 650	55 044	95 756
Total	10 744 368	7 178 641	6 718 675	7 962 360
(1)Represents the expense for all outstanding equity grants recorded during the year.
(2)Other benefits consist of on-boarding and exit agreement benefits, and certain fringe benefits.

Schedule of remuneration of board of directors	The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2025			2024			2023
	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number
Sari Baldauf, Chair (4)(5)	465 000	10 000	41 478	465 000	10 000	52 993	465 000	10 000	47 427
Timo Ihamuotila, Vice Chair(5)	220 000	9 000	19 624	—	—	—	—	—	—
Søren Skou	—	2 000	—	220 000	14 000	25 072	225 000	14 000	22 948
Timo Ahopelto(4)(6)	210 000	10 000	18 732	210 000	10 000	23 932	210 000	10 000	21 418
Bruce Brown	—	—	—	—	—	—	—	5 000	—
Elizabeth Crain(4)(5)	220 000	12 000	19 624	220 000	12 000	25 072	215 000	15 000	21 928
Thomas Dannenfeldt(4)(7)	245 000	14 000	21 854	240 000	14 000	27 351	230 000	9 000	23 458
Pernille Erenbjerg(7)	200 000	—	17 840	—	—	—	—	—	—
Lisa Hook(5)(7)	210 000	12 000	18 732	210 000	14 000	23 932	200 000	17 000	20 399
Jeanette Horan	—	—	—	—	—	—	210 000	10 000	21 418
Edward Kozel	—	—	—	—	—	—	—	5 000	—
Mike McNamara (6)(7)	210 000	14 000	18 732	210 000	14 000	23 932	—	—	—
Thomas Saueressig(6)	195 000	14 000	17 394	195 000	14 000	22 223	195 000	14 000	19 889
Carla Smits-Nusteling	—	2 000	—	215 000	9 000	24 502	215 000	14 000	21 928
Kai Öistämö(5)(6)	215 000	10 000	19 178	205 000	10 000	23 362	205 000	10 000	20 908
Total	2 390 000	109 000		2 390 000	121 000		2 370 000	133 000
(1)Annual fees consist of Board member fees and Committee chair and member fees.
(2)Meeting fees include all meeting fees paid during the reported year.
(3)Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.
(4)Annual fees in 2025 include EUR 30 000 for Thomas Dannenfeldt as Chair and EUR 15 000 for Timo Ahopelto, Sari Baldauf and Elizabeth Crain as members of the Personnel Committee.
(5)Annual fees in 2025 include EUR 20 000 for Elizabeth Crain as Chair and EUR 10 000 for Sari Baldauf, Lisa Hook, Timo Ihamuotila, and Kai Öistämö as members of the Strategy Committee.
(6)Annual fees in 2025 include EUR 20 000 for Kai Öistämö as Chair and EUR 10 000 for Timo Ahopelto, Mike McNamara and Thomas Saueressig as members of the Technology Committee.
(7)Annual fees in 2025 include EUR 30 000 for Thomas Dannenfeldt as Chair and EUR 15 000 for Pernille Erenbjerg, Lisa Hook and Mike McNamara as members of the Audit Committee.